Total
Regents Park Hedged Market Strategy ETF
Regents Park Hedged Market Strategy ETF
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Regents Park Hedged Market Strategy ETF Regents Park Hedged Market Strategy ETF
Management Fees	0.75%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[2]
Acquired Fund Fees and Expenses	none	[2],[3]
Total Annual Fund Operating Expenses	0.75%
[1]	The Fund’s adviser provides investment advisory service, and is responsible for all of the expenses and liabilities of the Fund, inclusive of fees and expenses of other investment companies in which the Fund may invest, except for any brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Board of Trustees and officers with respect thereto in return for a “unitary fee.”
[2]	Estimated for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Fund’s adviser has agreed to be responsible for Acquired Fund Fees and Expenses under its unitary fee. If the Adviser did not assume the payment of Acquired Fund Fees and Expenses under the unitary fee, the estimated cost of acquired fund fees and expenses to the Fund would be 0.02%.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Regents Park Hedged Market Strategy ETF | Regents Park Hedged Market Strategy ETF | USD ($)	75	240

Regents Park Hedged Market Strategy ETF

RPHS

A Series of Two Roads Shared Trust (the “Trust”)

Supplement dated August 2, 2022 to the Prospectus and Statement of Additional Information (“SAI”),

each dated March 22, 2022

__________________________________________

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus and SAI. This Supplement supersedes any information to the contrary in the Prospectus and SAI.

▪	The following replaces, in its entirety, the section entitled “Fees and Expenses of the Fund” and “Example” on page 1 of the Prospectus:

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Acquired Fund Fees and Expenses(2)(3)	0.00%
Total Annual Fund Operating Expenses	0.75%
(1)	The Fund’s adviser provides investment advisory service, and is responsible for all of the expenses and liabilities of the Fund, inclusive of fees and expenses of other investment companies in which the Fund may invest, except for any brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Board of Trustees and officers with respect thereto in return for a “unitary fee.”
(2)	Estimated for the current fiscal year.
(3)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Fund’s adviser has agreed to be responsible for Acquired Fund Fees and Expenses under its unitary fee. If the Adviser did not assume the payment of Acquired Fund Fees and Expenses under the unitary fee, the estimated cost of acquired fund fees and expenses to the Fund would be 0.02%.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1Year	3 Years
$75	$240

▪	The following is added immediately before “Leveraging Risk” on page 17 of the Prospectus:

Investment Companies and ETFs Risk. When the Fund invests in ETFs and other investment companies (“Underlying Funds”) it will bear additional expenses based on its pro rata share of the investment company’s or ETF’s operating expenses, including the management fees of the investment company or ETF in addition to those paid by the Fund. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments the investment company or ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs. The Fund may invest in in inverse ETFs, which may result in increased volatility and will magnify the Fund’s losses or gains. During periods of market volatility, inverse ETFs may not perform as expected.

▪	The following replaces, in its entirety, the section entitled “Investment Adviser” on page 19 of the Prospectus:

Investment Adviser

Regents Park Funds, LLC, located at 4041 MacArthur Blvd., Suite 155, Newport Beach, CA 92660, serves as the Fund’s investment adviser. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. As of March 1, 2022, the Adviser had approximately $383 million in assets under management.

The Adviser has entered into an investment advisory agreement with the Fund. Under the agreement, the Adviser is entitled to receive an annual management fee of 0.75% of the Fund’s average daily net assets. The Fund’s management fee is a “unitary” fee that includes all of the expenses and liabilities of the Fund, inclusive of fees and expenses of other investment companies in which the Fund may invest, except for any brokerage fees and commissions, taxes, borrowing costs (such as dividend expenses on securities sold short and interest), and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Board of Trustees and officers with respect thereto.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement is expected to be available in the Fund’s report to shareholders for the semi-annual period ending July 31, 2022.

▪	The following sentence is added at the end of the section entitled “Investment Sub-Adviser” on page 19 of the Prospectus:

The Sub-Adviser has agreed to waive some or all of the sub-advisory fee payable to it from the Adviser to reimburse the Adviser in connection with the Adviser’s payment of the operating expenses of the Fund.

▪	The following replaces, in its entirety, the fifth paragraph of the section entitled “INVESTMENT ADVISER AND SUB-ADVISER - Investment Adviser and Advisory Agreement” on page 36 of the SAI:

The Adviser provides investment advisory services and pays most of the Fund’s expenses and liabilities (with certain exceptions) in return for a “unitary” advisory fee from the Fund. For its services to the Fund, the Adviser is entitled to receive an annual fee equal to a percentage of the Fund’s average daily net assets. The Fund, not the Adviser, pays the following expenses: all brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Board of Trustees and officers with respect thereto.

▪	The following sentence is added at the end of the last paragraph of the section entitled “INVESTMENT ADVISER AND SUB-ADVISER - Sub-Adviser and Sub-Advisory Agreement” on page 36 of the SAI:

The Sub-Adviser has agreed to waive some or all of the sub-advisory fee payable to it from the Adviser to reimburse the Adviser in connection with the Adviser’s payment of the operating expenses of the Fund.

________________________

This Supplement and the existing Prospectus and SAI, each dated March 22, 2022, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the SAI have been filed with the U.S. Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-866-866-4848.